Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the year	$ (9,648)	$ (11,092)	$ (11,017)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation (Note 6)	120	239	250
Impairment and closure net loss on Rotem 1 project		235	82
Loss from write-down of production line		704	311
Gain on sale of equipment	(35)
Non-cash interest and exchange rate differences, net	(94)	(560)	54
Share-based compensation (Note 10C)	1,781	1,470	236
Other		30
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses and receivables	456	(610)	(98)
Decrease (increase) in inventory	295	(892)	621
Increase (decrease) in trade payables	81	(169)	164
Increase (decrease) in other payables and deferred revenue	122	(1,049)	895
Net cash used in operating activities	(6,922)	(11,694)	(8,502)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(33)	(39)	(47)
Sale of equipment	43
Installation of a production facility, less participation by the Israeli Innovation Authority (Note 6)	(2,621)	(1,426)	(193)
Restricted deposit withdrawn (funded)		94	(8)
Other	2	(33)
Net cash used in investing activities	(2,609)	(1,404)	(248)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net	6,258	7,174	15,677
Exercise of options and warrants	104		20
Loan received from EIB		4,031
Repayment of bank loan		(5)	(16)
Repayment of shareholders' loan			(949)
Net cash provided by financing activities	6,362	11,200	14,732
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	(3,169)	(1,898)	5,982
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITTS	(156)	113	18
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF YEAR	6,542	8,327	2,327
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF YEAR	3,217	6,542	8,327
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset	199	2,266
Borrowing costs capitalized	175	20
Reclassification of share options from liabilities to equity	516	74
Conversion of unpaid salary to Ordinary Shares and warrants	228
Change in terms of warrants	92
Cash paid during the year for -
Interest (net of amounts capitalized)	113
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	3,183	6,508	8,280
Restricted bank deposits	34	34	47
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 3,217	$ 6,542	$ 8,327